Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Net Profit (Loss) Before the Provision for Income Taxes	The components of the net profit (loss) before the provision for income taxes from continuing operation were as follows:
	Years ended December 31,
	2024	2023	2022
Israel	(8,521)	(15,492)	(13,658)
Foreign	-	(55)	(875)

Total	(8,521)	(15,547)	(14,533)

Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate

A reconciliation of the Company’s theoretical income tax expense at the Israeli statutory rate of 23% to actual income tax expense is as follows:

	Years ended December 31,
	2024	2023	2022
	(in thousand)
Theoretical income tax benefit	(1,960)	(3,576)	(3,343)
Foreign tax rate differentials*	-	(2)	(16)
Reduced tax rate for preferred enterprises	-	-	-
Non-deductible expenses	46	195	613
Change in valuation allowance	1,709	3,417	1,507
Foreign exchange impact	205	(34)	1,239

Total	-	-	-

*The Company’s Belgian subsidiaries’ corporate tax rate was limited to 25% in respect of Belgian operations.

Schedule of Company’s Deferred Tax Assets and Liabilities Including the Discontinued Operation

The following table presents the significant components of the Company’s deferred tax assets and liabilities including the discontinued operation:

	Years ended December 31,
	2024	2023	2022
	(in thousand)
Deferred tax assets:
Net operating loss carryforwards	6,126	7,468	4,158
Research and development expenses	557	467	812
Accruals and reserves	51	120	138
Shared-based compensations	1,859	1,821	1,554
Financial income	732	684	793
Financial instruments	206	-	-
Leases	17	-	-
Fixed asset	11	10	7
Gross deferred tax assets	9,559	10,570	7,462
Valuation allowance	(9,559)	(7,850)	(4,433)
Total deferred tax assets	-	2,720	3,029

Deferred tax liabilities:
Leases	-	(1)	(31)
Financial instruments	-	(2,534)	(2,797)
Financial expenses	-	-	(16)
Other	-	(185)	(185)
Gross deferred tax liabilities	-	(2,720)	(3,029)
Deferred tax assets (liabilities), net	-	-	-

Schedule of Company’s Roll Forward of the Valuation Allowance

The Company’s roll forward of the valuation allowance is as follows:

	Balance at the beginning of the fiscal year	credited to expenses	Balance at the end of the fiscal year
Valuation allowance on deferred tax assets:
Fiscal year ended December 31, 2022	(2,926)	(1,507)	(4,433)
Fiscal year ended December 31, 2023	(4,433)	(3,417)	(7,850)
Fiscal year ended December 31, 2024	(7,850)	(1,709)	(9,559)